Commitments and Contingencies - Schedule of Carrying Value of Operating Lease Liabilities (Detail) $ in Thousands	Sep. 30, 2019 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
Remainder of 2019	$ 222
2020	861
2021	855
2022	581
Total minimum lease payments	2,519
Less: imputed interest	(234)
Total lease liability	$ 2,285